OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

May 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Variable Account Funds (the "Registrant") Reg. No. 2-93177; File No. 811-4108

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 26, 2016.

Sincerely,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman

Vice President & Assistant Counsel

212.323.5905

cliuhartman@ofiglobal.com

cc:        Ropes & Gray LLP

KPMG LLP

Gloria LaFond

   Edward Gizzi, Esq.